Notes Payable, Stockholders (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 29, 2016	Apr. 10, 2015
Warrant
Exercise Price of Warrants			$ 10
Common Class A | ConversionByTwoControllingStockholdersMember
Debt Conversion, Converted Instrument, Shares Issued		5,223
Debt Instrument, Convertible, Conversion Price					$ 10.15
InterestMember | ConversionByTwoControllingStockholdersMember
Debt Conversion, Original Debt, Amount		$ 3,014
Note Payable 1
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016
Note Payable 1 | StockholdersMember
Debt Conversion, Original Debt, Amount			$ 100,000
Note Payable 2
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016
Note Payable 2 | StockholdersMember
Debt Conversion, Original Debt, Amount			$ 298,224
N298224NotesPayableMember | Warrant
Investment Warrants Expiration Date				Jun. 18, 2025
N298224NotesPayableMember | MajorityStockholders12Member | Warrant
Debt Conversion, Converted Instrument, Shares Issued				1,516
Exercise Price of Warrants				$ 10
N298224NotesPayableMember | MajorityStockholders12Member | Common Class B
Debt Conversion, Converted Instrument, Shares Issued				15,164
N298224NotesPayableMember | MajorityStockholders12Member | PrincipalMember
Debt Conversion, Original Debt, Amount				$ 149,112
N298224NotesPayableMember | MajorityStockholders12Member | InterestMember
Debt Conversion, Original Debt, Amount				2,533
NotePayable5Member | MajorityStockholders12Member
Debt Conversion, Original Debt, Amount				$ 932
Debt Instrument, Face Amount						$ 100,000
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Debt Instrument, Maturity Date			Mar. 31, 2016
Debt Instrument, Convertible, Terms of Conversion Feature			The conversion could not occur until the Company raised $1,000,000 in gross proceeds from one or a series of equity offerings. The conversion price was to be equal to 80% of the price paid by investors in the financing for identical securities.
NotePayable5Member | MajorityStockholders12Member | Warrant
Debt Conversion, Converted Instrument, Shares Issued				1,262
Exercise Price of Warrants			$ 8
Investment Warrants Expiration Date			Jun. 18, 2025
NotePayable5Member | MajorityStockholders12Member | Common Class B
Debt Conversion, Converted Instrument, Shares Issued				12,616